Investment in Convertible Notes (Details) - USD ($)			12 Months Ended
	Oct. 11, 2019	Jul. 19, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale [Line Items]
Purchase of investment in convertible notes	$ 25,000,000.0	$ 5,000,000.0	$ 30,000,000	$ 0	$ 0
Monthly installment receivable	$ 1,000,000
Convertible Promissory Notes
Debt Securities, Available-for-sale [Line Items]
Investment purchase (up to)		$ 30,000,000.0	$ 30,000,000.0
Investment interest rate		3.00%
Investment maturity		6 months